OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other non-current assets

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Zimbabwe lithium deposits (i)	—	247,420	34,953
Others	4	110	16

Total	4	247,530	34,969
(i) Please refer to Note 25 (b) for more details.